Long-Term Investments (Details) - Schedule of components of equity investments accounted for using the equity method			1 Months Ended			6 Months Ended				12 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Jun. 30, 2022 USD ($)		Jun. 30, 2021 USD ($)
Schedule of components of equity investments accounted for using the equity method [Abstract]
Balance at beginning of the period						$ 24,989,651	[1]	$ 771,520	[1]	$ 771,520	[1]
Income from equity method investment										580,816		(4,320)
Effects of foreign exchange rate						(706,920)		129,991		(925,727)		19,282
Balance at end of the period						25,502,714		13,843,495		24,989,651	[1]	771,520	[1]
Beijing Deran Technology Co., Ltd [Member]
Schedule of components of equity investments accounted for using the equity method [Abstract]
Investment			$ 12,779,998	¥ 82,500,000	$ 378,279							756,558
Beijing Hongxinwanda Technology Co., Ltd. [Member]
Schedule of components of equity investments accounted for using the equity method [Abstract]
Investment	$ 12,779,998	¥ 82,500,000						$ 12,827,290		25,559,996
Business Combination [Member]
Schedule of components of equity investments accounted for using the equity method [Abstract]
Business combination achieved in stages										$ (996,954)

[1]	For the years ended June 30, 2022 and 2021, the movement of equity investments accounted for using the equity method consisted of the following: